Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (156)	£ (379)	£ (539)
Interest, fees and other expenses paid	812	842	842
Amounts owed by related parties	5,683	3,601
Amounts owed to related parties	(6,096)	(4,296)
Ultimate Parent [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(60)	(81)	(76)
Interest, fees and other expenses paid	321	188	99
Amounts owed by related parties	4,398	2,148
Amounts owed to related parties	(5,082)	(3,096)
Fellow Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(76)	(271)	(439)
Interest, fees and other expenses paid	491	653	743
Amounts owed by related parties	102	363
Amounts owed to related parties	(981)	(1,163)
Associates and Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(20)	(27)	£ (24)
Interest, fees and other expenses paid		1
Amounts owed by related parties	1,175	1,090
Amounts owed to related parties	£ (33)	£ (37)